UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Baker Street Capital Management, LLC
Address: 12400 Wilshire Blvd., Suite 940
         Los Angeles, California 90025

Form 13F File Number: 28-15357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Vadim Perelman
Title:   Managing Member
Phone:   (310) 246-0345

Signature, Place, and Date of Signing:

         /s/ Vadim Perelman, Los Angeles, CA, May 15, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            2
                                              --------------------------

Form 13F Information Table Entry Total:                       4
                                              --------------------------

Form 13F Information Table Value Total:                $426,880
                                              --------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-15363                   Baker Street Capital L.P.

         2         28-15358                   Vadim Perelman

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
                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
HOLLYWOOD MEDIA CORP          COM            436233100    4,309 3,447,497 SH        DEFINED       1,2  3,447,497
SEARS HLDGS CORP              CALL           812350906  349,790 7,000,000 SH  CALL  DEFINED       1,2  7,000,000
SEARS HOMETOWN & OUTLET STOR  COM            812362101   11,481   284,523 SH        DEFINED       1,2    284,523
XYRATEX LTD                   COM            G98268108   61,300 6,191,879 SH        DEFINED       1,2  6,191,879
